Schedule of Investments
(unaudited)
December 31, 2024
BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 16.8%
Federal Home Loan Mortgage Corp.
Series 3745 , Class ZA , 4.00% , 10/15/40 .. USD 353 $ 328,166
Series 3780 , Class ZA , 4.00% , 12/15/40 .. 1,267 1,194,058
Series 4161 , Class BW , 2.50% , 02/15/43 .. 500 423,766
Series 4325 , Class ZX , 4.50% , 04/15/44 .. 2,621 2,509,170
Series 4384 , Class LB , 3.50% , 08/15/43 .. 904 871,396
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2018-4 ,
Class MA , 3.50% , 03/25/58 ........... 411 390,191
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(a)
................. 359 342,750
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 413 , Class F26 , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.77% , 05/25/54 .......... 642 644,741
Series 5386 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.82% , 03/25/54 .......... 1,921 1,932,681
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.77% , 08/25/54 .......... 973 976,607
Series 5458 , Class PF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.57% , 09/25/54 .......... 283 281,759
Series 5468 , Class FM , (SOFR 30 day
Average at 1.20% Floor and 6.50% Cap +
1.20%), 5.77% , 11/25/54 ........... 834 831,969
Series 5468 , Class MF , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.87% , 11/25/54 ........... 645 644,951
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 . 4 4,281
Series 2011-8 , Class ZA , 4.00% , 02/25/41 . 641 602,362
Series 2017-76 , Class PB , 3.00% , 10/25/57 1,125 792,015
Series 2022-25 , Class KL , 4.00% , 05/25/52 200 172,479
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 1.77% , 05/25/48 .......... 1,002 835,607
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 5.87% , 10/25/53 .......... 1,243 1,252,185
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 5.97% , 11/25/53 ........... 234 236,333
Series 2024-30 , Class FC , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 5.62% , 06/25/54 .......... 4,806 4,794,998
Series 2024-38 , Class FE , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 5.62% , 06/25/54 .......... 5,490 5,483,041
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 5.67% , 07/25/54 .......... 760 759,195
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.82% , 08/25/54 .......... 688 692,059
Series 2024-83 , Class FA , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.72% , 10/25/54 .......... 984 979,238
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Government National Mortgage Association
Series 2015-79 , Class MY , 3.50% , 05/20/45 USD 3,278 $ 2,814,630
Series 2015-106 , Class DY , 3.50% , 07/20/45 2,411 1,988,016
Series 2016-123 , Class LM , 3.00% , 09/20/46 400 320,779
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31 , Class PT , 3.38% , 05/20/39 112 115,894
Series 2014-107 , Class WX ,
6.59% , 07/20/39 ................ 389 399,407
Series 2015-55 , Class A , 5.39% , 03/16/36 . 3,807 3,868,738
Series 2015-103 , Class B , 6.91% , 01/20/40 1,864 1,932,330
Series 2015-187 , Class C , 5.38% , 03/20/41 4,914 4,979,838
44,395,630
Interest Only Collateralized Mortgage Obligations — 3.1%
Federal Home Loan Mortgage Corp.
Series 4062 , Class GI , 4.00% , 02/15/41 .. 20 551
Series 5159 , Class PI , 3.00% , 11/25/51 ... 1,043 149,877
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119 , Class SC , (SOFR 30 day
Average at 0.00% Floor and 6.15% Cap +
6.04%), 1.44% , 10/15/42 .......... 755 72,988
Series 4901 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 1.42% , 07/25/49 .......... 1,608 145,205
Series 4941 , Class SH , (SOFR 30 day
Average at 0.00% Floor and 5.95% Cap +
5.84%), 1.27% , 12/25/49 .......... 1,166 112,101
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 55 6,216
Series 2014-68 , Class YI , 4.50% , 11/25/44 . 66 12,909
Series 2017-68 , Class IE , 4.50% , 09/25/47 1,399 243,663
Series 2020-27 , Class IJ , 4.50% , 05/25/50 . 2,788 542,146
Series 2020-32 , 4.00% , 05/25/50 ....... 823 169,271
Series 2020-32 , Class PI , 4.00% , 05/25/50 818 172,289
Series 2021-23 , Class CI , 3.50% , 07/25/46 698 122,095
Series 2021-41 , 3.50% , 07/25/51 ....... 1,342 234,563
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66 , Class AS , (SOFR 30 day
Average at 0.00% Floor and 6.25% Cap +
6.14%), 1.57% , 09/25/45 .......... 2,342 184,493
Series 2016-60 , Class SD , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 1.42% , 09/25/46 .......... 381 26,161
Series 2016-78 , Class CS , (SOFR 30 day
Average at 0.00% Floor and 6.10% Cap +
5.99%), 1.42% , 05/25/39 .......... 467 26,207
Government National Mortgage Association
Series 2020-115 , Class IM , 3.50% , 08/20/50 1,026 190,799
Series 2020-146 , Class DI , 2.50% , 10/20/50 1,382 200,061
Series 2020-149 , Class IA , 2.50% , 10/20/50 16,336 2,123,941
Series 2020-175 , Class DI , 2.50% , 11/20/50 496 67,621
Series 2020-185 , Class MI , 2.50% , 12/20/50 1,791 253,489
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,139 181,448
Series 2021-149 , Class KI , 3.00% , 08/20/51 1,830 291,689
Series 2021-159 , Class IH , 3.00% , 09/20/51 7,386 1,187,668
Series 2022-127 , Class IA , 3.50% , 03/20/52 6,518 1,114,499
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2017-101 , Class SL , (1-mo. CME
Term SOFR at 0.00% Floor and 6.20%
Cap + 6.09%), 1.72% , 07/20/47 ...... 927 100,249

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2024-6 , Class ES , (SOFR 30 day
Average at 0.00% Floor and 6.05% Cap +
6.05%), 1.45% , 07/20/53 .......... USD 2,893 $ 170,029
8,102,228
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116 , Class X1 , 1.42% , 07/25/30 .. 1,114 67,934
Series K119 , Class X1 , 0.93% , 09/25/30 .. 1,774 74,520
Series K122 , Class X1 , 0.87% , 11/25/30 .. 2,733 111,765
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ...... 5,299 225,286
Series 2017-61 , 0.70% , 05/16/59 ....... 1,090 39,441
518,946
Mortgage-Backed Securities — 140.2%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ........... 416 384,829
3.50% , 07/01/26 - 09/01/26 ........... 3 2,658
4.00% , 06/01/25 - 05/01/26 ........... 12 12,123
5.00% , 05/01/35 - 12/01/38 ........... 34 34,214
5.65% , 05/01/37 - 12/01/37 ........... 549 557,271
5.75% , 08/01/37 - 12/01/37 ........... 693 706,903
7.50% , 03/01/27 .................. —
(b)
12
Federal National Mortgage Association
3.50% , 11/01/46 .................. 568 525,480
4.45% , 03/01/36 - 06/01/36 ........... 355 350,544
4.94% , 01/01/35 - 05/01/35 ........... 134 133,109
5.00% , 04/01/36 .................. 72 71,904
5.20% , 08/01/34 - 09/01/34 ........... 157 156,391
5.25% , 08/01/37 - 09/01/37 ........... 339 335,508
5.54% , 01/01/35 .................. 55 54,801
5.75% , 04/01/37 .................. 241 235,735
5.80% , 07/01/34 .................. 36 35,414
5.94% , 09/01/34 .................. 53 53,017
6.50% , 09/01/28 - 02/01/31 ........... 379 383,851
Government National Mortgage Association
2.00% , 02/20/51 - 10/20/51 ........... 12,009 9,325,336
2.00% , 01/15/55
(c)
................. 42,699 34,142,521
2.50% , 11/20/40 - 11/20/51 ........... 25,048 20,950,535
2.50% , 01/15/55
(c)
................. 24,602 20,542,670
3.00% , 05/15/42 - 10/20/51 ........... 24,645 21,429,571
3.00% , 01/15/55
(c)
................. 16,164 14,014,693
3.50% , 04/15/41 - 09/20/51 ........... 47,362 42,985,530
3.50% , 03/20/50
(d)
................. 16,202 14,593,221
4.00% , 10/20/41 - 12/20/52 ........... 19,996 18,725,301
4.00% , 01/15/55
(c)
................. 2,200 2,026,160
4.50% , 12/15/34 - 05/20/50 ........... 9,118 8,782,147
4.50% , 10/20/54
(d)
................. 16,830 15,917,218
4.50% , 01/15/55
(c)
................. 7,295 6,894,915
5.00% , 09/15/28 - 12/20/53 ........... 11,033 10,872,207
5.00% , 01/15/55
(c)
................. 13,913 13,496,153
5.50% , 03/15/32 - 04/20/53 ........... 4,230 4,269,730
5.50% , 01/15/55
(c)
................. 34,916 34,627,347
5.64% , 04/15/37 - 06/15/37 ........... 927 953,663
5.65% , 05/20/37 - 10/20/37 ........... 410 418,104
5.75% , 08/20/37 - 12/20/37 ........... 275 279,320
5.80% , 11/15/36 - 03/15/37 ........... 787 811,532
6.00% , 03/20/28 - 10/20/54 ........... 5,802 5,977,341
6.00% , 01/15/55
(c)
................. 20,004 20,135,276
6.50% , 09/20/27 - 10/20/54 ........... 13,382 13,841,180
6.50% , 01/15/55
(c)
................. 9,915 10,084,784
7.00% , 08/20/25 - 05/20/27 ........... 1 1,274
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
7.50% , 10/20/25 - 07/20/54 ........... USD 586 $ 607,600
8.00% , 07/15/25 - 05/15/30 ........... 3 2,700
Uniform Mortgage-Backed Securities
2.00% , 01/25/55
(c)
................. 793 616,867
2.50% , 01/25/40
(c)
................. 154 139,815
3.00% , 03/01/43 - 06/01/44 ........... 2,973 2,622,801
3.50% , 03/01/43 - 08/01/43 ........... 652 593,631
4.00% , 01/01/45 .................. 1,333 1,250,921
4.00% , 01/25/55
(c)
................. 7,152 6,539,634
5.00% , 07/01/34 - 07/01/35 ........... 573 567,923
5.25% , 07/01/37 - 08/01/37 ........... 315 314,982
5.50% , 12/01/32 - 04/01/35 ........... 50 50,843
6.00% , 01/25/55
(c)
................. 5,390 5,414,845
6.50% , 08/01/35 .................. 268 273,295
369,127,350
Principal Only Collateralized Mortgage Obligations — 0.9%
(e)
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51 ............ 808 575,975
Government National Mortgage Association
Series 2022-195 , 0.00% , 11/20/52 ...... 151 115,890
Series 2023-130 , Class OD , 0.00% , 09/20/53 2,094 1,600,985
2,292,850
Total U.S. Government Sponsored Agency Securities — 161 .2%
(Cost: $ 452,998,640 ) .............................. 424,437,004
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(f) (g)
.................. 1,411,329 1,411,329
Total Money Market Funds — 0 .5%
(Cost: $ 1,411,329 ) ............................... 1,411,329
Par (000)
Pa r (000)
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bills
(h)
4.43% , 01/07/25 .................. 1,821 1,819,965
4.24% , 01/16/25 .................. 4,137 4,130,186
Total U.S. Treasury Obligations — 2 .3%
(Cost: $ 5,949,383 ) ............................... 5,950,151
Total Short-Term Securities — 2.8%
(Cost: $ 7,360,712 ) ............................... 7,361,480
Total Investments Before TBA Sale Commitments — 164 .0%
(Cost: $ 460,359,352 ) .............................. 431,798,484
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 26 .8 ) %
Government National Mortgage Association
3.00% , 01/15/55 .................. (1,785) (1,547,651)
3.50% , 01/15/55 .................. (29,949) (26,768,170)
4.00% , 01/15/55 .................. (992) (913,614)
4.50% , 01/15/55 .................. (16,280) (15,387,144)
Uniform Mortgage-Backed Securities
3.00% , 01/25/55 .................. (3,359) (2,852,526)
3.50% , 01/25/55 .................. (1,310) (1,158,586)
4.00% , 01/25/55 .................. (8,574) (7,839,880)
5.00% , 01/25/55 .................. (1,017) (981,481)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% , 01/25/55 .................. USD (13,360) $ (13,182,960)
Total TBA Sale Commitments — ( 26 .8 ) %
(Proceeds: $ (71,863,469) ) .......................... (70,632,012)
Total Investments Net of TBA Sale Commitments — 137 .2%
(Cost: $ 388,495,883 ) .............................. 361,166,472
Liabilities in Excess of Other Assets — (37.2) % ............ (97,912,145)
Net Assets — 100.0% ...............................
$ 263,254,327
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)
Zero-coupon bond.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,233,726 $ 177,603
(a)
$ — $ — $ — $ 1,411,329 1,411,329 $ 20,470 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock GNMA Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 36 03/31/25 $ 7,402 $ (8,307)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 178 03/20/25 19,358 226,471
U.S. Treasury 10-Year Ultra Note ............................................... 54 03/20/25 6,011 74,160
U.S. Treasury Long Bond ..................................................... 37 03/20/25 4,212 65,266
U.S. Treasury Ultra Bond ..................................................... 6 03/20/25 713 20,744
U.S. Treasury 5-Year Note .................................................... 100 03/31/25 10,630 84,082
470,723
$ 462,416
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,550 $ (164,211) $ — $ (164,211)
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,550 2,854 — 2,854
$ (161,357) $ — $ (161,357)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53%

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock GNMA Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities .................... $ — $ 424,437,004 $ — $ 424,437,004
Short-Term Securities
Money Market Funds ...................................... 1,411,329 — — 1,411,329
U.S. Treasury Obligations ................................... — 5,950,151 — 5,950,151
Liabilities
Investments
TBA Sale Commitments .................................... — (70,632,012) — (70,632,012)
$ 1,411,329 $ 359,755,143 $ — $ 361,166,472
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 470,723 $ 2,854 $ — $ 473,577
Liabilities
Interest rate contracts ....................................... (8,307) (164,211) — (172,518)
$ 462,416 $ (161,357) $ — $ 301,059
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate
TBA To-be-announced